Deferred Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Deferred tax assets
Beginning balance	$ 13,556	[1]	$ 5,324
Deferred tax released to profit or loss	393		7,682	[2]
Foreign exchange	(913)		614
Reclassifications to balance sheet	298		(64)
Ending balance	13,334		13,556	[1]
Deferred tax liabilities
Beginning balance	182,463	[1]	219,789
Deferred tax released to profit or loss(1)	(33,275)		(39,087)
Foreign exchange			(4)
Reclassifications to balance sheet	672
Deferred tax recognized on acquisitions to balance sheet	6,461		1,765
Ending balance	156,025		$ 182,463	[1]
Foreign exchange	(296)
Deferred tax, net liability	$ 142,691

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[2]	Previously reported comparatives for the years ended December 31, 2020 and 2019 have been re-presented for comparability with condensed disclosure for the year ended December 31, 2021